                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [      ]; Amendment Number: ______
      This Amendment (Check only one.):      [      ] is a restatement.
                                             [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Berkshire Hathaway Inc.
                -----------------------------------
Address:        1440 Kiewit Plaza
                -----------------------------------
                Omaha, NE 68131
                -----------------------------------

                -----------------------------------

Form 13F File Number:               28- 4545
                                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Marc D. Hamburg
                 ------------------------
Title:           Vice President
                 ------------------------
Phone:           402-346-1400
                 ------------------------

Signature, Place, and Date of Signing:
(s) Marc D. Hamburg                         Omaha, NE                                   November 12, 2004
----------------------------------------    ------------------------------              -----------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):
[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ x ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28- 5194                           General Re - New England Asset Management, Inc.
            ------                          -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    17
                                                             ------------------

Form 13F Information Table Entry Total:                               61
                                                             ------------------

Form 13F Information Table Value Total:                      $    33,856,547
                                                             -------------------
                                                                  (thousands)

Confidential Information has been omitted from the public Form 13F and filed with the Commission. Included in this information is information regarding Berkshire's position in Sun Trust Banks Inc. included in its June 30, 2004, public Form 13F

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER            NAME
      1.        28-5678                         Berkshire Hathaway Life Insurance Co. of Nebraska
      2.        28-                             BH Columbia Inc.
      3.        28-5676                         BHG Life Insurance Co.
      4.        28-719                          Blue Chip Stamps
      5.        28-554                          Buffett, Warren E.
      6.        28-1517                         Columbia Insurance Co.
      7.        28-2226                         Cornhusker Casualty Co.
      8.        28-852                          GEICO Corp.
      9.        28-101                          Government Employees Ins. Corp.
     10.        28-1066                         National Fire & Marine
     11.        28-718                          National Indemnity Co.
     12.        28-5006                         National Liability & Fire Ins. Co.
     13.        28-717                          OBH Inc.
     14.        28-2740                         Plaza Investment Managers
     15.        28-1357                         Wesco Financial Corp.
     16.        28-3091                         Wesco Financial Ins. Co.
     17.        28-3105                         Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2004

                                                                             Column 6
                                                                      Investment Discretion                            Column 8
                                            Column 4      Column 5  -----------------------                        Voting Authority
                  Column 2   Column 3       Market        Shares or                   (c)      Column 7          -------------------
Column 1          Title of    CUSIP         Value         Principal (a)  (b)Shared- Shared-     Other            (a)      (b)   (c)
Name of Issuer     Class      Number    (In Thousands)     Amount $ Sole   Defined   Other     Managers          Sole    Shared None
--------------     -----      ------    --------------     -------- ----   -------   -----     --------          ----    ------ ----
American Express
 Co.                 Com    025816 10 9        886,419   17,225,400           X             5,2,6,13          17,225,400
                                               411,404    7,994,634           X             5,10,13            7,994,634
                                             6,188,368  120,255,879           X             5,11,13          120,255,879
                                                99,992    1,943,100           X             5,4,13,15,16,17    1,943,100
                                               215,704    4,191,687           X             5,13               4,191,687
American Standard
 Companies           Com    029712 10 6        408,473   10,497,900           X             5,8,9,11,13,14    10,497,900
Block   H & R        Com    093671 10 5        709,207   14,350,600           X             5,11,13           14,350,600
Coca Cola            Com    191216 10 0         71,770    1,792,000           X             5,13               1,792,000
                                                71,129    1,776,000           X             5,12,13            1,776,000
                                               288,584    7,205,600           X             5,4,13,15,16,17    7,205,600
                                             1,607,671   40,141,600           X             5,2,6,13          40,141,600
                                             5,604,821  139,945,600           X             5,11,13          139,945,600
                                               366,025    9,139,200           X             5,10,13            9,139,200
Comcast Corp       CLA SPL  20030N 20 0        139,600    5,000,000           X             5,8,9,11,13,14     5,000,000
Comdisco Holding
 Co.                 Com    200334 10 0         25,066    1,179,592           X             5,11,13            1,179,592
                                                 6,234      293,367           X             5,2,6,13             293,367
                                                   354       16,669           X             5,10,13               16,669
Costco Wholesale
 Corp.               Com    22160K 10 5        218,094    5,254,000           X             5,11,13            5,254,000
First Data
 Corporation         Com    319963 10 4        348,000    8,000,000           X             5,8,9,11,13,14     8,000,000
Gannett Inc.         Com    364730 10 1        288,771    3,447,600           X             5,11,13            3,447,600
Gap Inc.             Com    364760 10 8        279,750   15,000,000           X             5,8,9,11,13,14    15,000,000
The Gillette Co.     Com    375766 10 2      2,504,400   60,000,000           X             5,11,13           60,000,000
                                               868,192   20,800,000           X             5,2,6,13          20,800,000
                                               267,136    6,400,000           X             5,10,13            6,400,000
                                               267,136    6,400,000           X             5,4,13,15,16,17    6,400,000
                                                33,392      800,000           X             5,12,13              800,000
                                                66,784    1,600,000           X             5,13               1,600,000
HCA Inc.             Com    404119 10 9        381,500   10,000,000           X             5,8,9,11,13,14    10,000,000
                                                95,383    2,500,200           X             5,2,6,13           2,500,200
                                                38,150    1,000,000           X             5,13               1,000,000
                                            ----------
                                            22,757,509
                                            ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2004

                                                                         Column 6
                                                                     Investment Discretion                          Column 8
                                            Column 4       Column 5 ----------------------                       Voting Authority
                    Column 2   Column 3      Market       Shares or                    (c)     Column 7         ------------------
Column 1            Title of    CUSIP        Value        Principal (a)  (b)Shared- Shared-     Other           (a)      (b)  (c)
Name of Issuer        Class     Number   (In Thousands)    Amount $ Sole  Defined    Other     Managers         Sole   Shared None
--------------        -----     ------   --------------    -------- ----  -------    -----     --------         ----   ------ ----
Iron Mountain
 Inc.                  Com   462846 10 6        234,775   6,935,750          X              5,8,9,11,13,14   6,935,750
M & T Bank
 Corporation           Com   55261F 10 4        573,919   5,997,060          X              5,11,13          5,997,060
                                                 52,252     546,000          X              5,8,9,11,13,14     546,000
                                                 15,857     165,700          X              5,10,13            165,700
Moody's                Com   615369 10 5      1,182,277  16,140,300          X              5,11,13         16,140,300
                                                575,723   7,859,700          X              5,8,9,11,13,14   7,859,700
Mueller
 Industries            Com   624756 10 2         58,494   1,361,900          X              5,11,13          1,361,900
Nike Inc.              Com   654106 10 3        472,800   6,000,000          X              5,8,9,11,13,14   6,000,000
Outback
 Steakhouse Inc.       Com   689899 10 2         75,535   1,818,800          X              5,8,9,11,13,14   1,818,800
Petrochina Co LTD      ADR   71646E 10 0          3,919      72,900          X              5,11,13             72,900
                                                 31,509     586,100          X              5,8,9,11,13,14     586,100
Pier 1 Imports
 Inc.                  Com   720279 10 8        144,640   8,000,000          X              5,8,9,11,13,14   8,000,000
Sealed Air
 Corporation           Com   81211K 10 0         51,601   1,113,300          X              5,11,13          1,113,300
Servicemaster
 Company               Com   81760N 10 9         72,165   5,611,600          X              5,8,9,11,13,14   5,611,600
Shaw Communications
 Inc.                  ClB   82028K 20 0        366,960  22,000,000          X              5,8,9,11,13,14  22,000,000
Torchmark Corp.        Com   891027 10 4          4,124      77,551          X              5,1,11,13           77,551
                                                 23,917     449,728          X              5,2,6,13           449,728
                                                 45,862     862,400          X              5,11,13            862,400
                                                 34,019     639,700          X              5,10,13            639,700
USG Corporation        Com   903293 40 5        118,495   6,500,000          X              5,11,13          6,500,000
Washington Post Co.    ClB   939640 10 8        822,760     894,304          X              5,11,13                          894,304
                                                136,446     148,311          X              5,1,3,7,11,13                    148,311
                                                596,312     648,165          X              5,10,13                          648,165
                                                 34,026      36,985          X              5,12,13                           36,985
Wells Fargo & Co.
 Del                   Com   949746 10 1        769,381  12,902,590          X              5,2,6,13        12,902,590
                                                 60,918   1,021,600          X              5,4,13,15,16,17  1,021,600
                                                  7,213     120,970          X              5,10,13            120,970
                                                 83,124   1,394,000          X              5,12,13          1,394,000
                                                155,328   2,604,860          X              5,13             2,604,860
                                              2,290,052  38,404,360          X              5,11,13         38,404,360
Wesco Finl Corp.       Com   950817 10 6      2,004,635   5,703,087          X              5,4,13           5,703,087
                                            -----------
                                             11,099,038
                                            -----------
       GRAND TOTAL                          $33,856,547
                                            ===========